OTHER LONG TERM ASSETS (Schedule of Long-Term Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capital improvements in progress	$ 16,633	$ 30,642
Collateral deposits on swap agreements	48,760	17,520
Long term receivables	1,880	1,880
Value of acquired charter-out contracts, net	11,963	13,407
Other	800	799
Allowance for expected credit losses*	12	0
Other long-term assets	$ 80,024	$ 64,248